OTHER INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expense) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Intangible Assets, Net (Excluding Goodwill) [Abstract]
2016	$ 31,494
2017	26,059
2018	7,309
2019	4,384
2020	336
Estimated amortization expense	$ 69,582